FAIR VALUE MEASUREMENTS	9 Months Ended
Sep. 30, 2014
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

16.FAIR VALUE MEASUREMENTS

The Group measured its distribution rights and production costs at fair value on a nonrecurring basis when it wrote down the carrying amounts of the distribution rights and production costs to their fair value as a result of the impairment assessments (Note 5 and Note 6). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of the future cash flows and the discount rate.